22. INCOME TAX AND DEFERRED TAXES (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets
DisclosureOfIncomeTaxLinesLineItems [Line Items]
Beginning balance	$ 16,352,110	$ 15,184,840
Increase (decrease) in profit or loss	2,880,336	1,167,270
Increase (decrease) in equity	0	0
Increase (decrease) for business combination	0	0
Balance conversion adjustments (profit or loss)	0	0
Ending balance	19,232,446	16,352,110
Liabilities
DisclosureOfIncomeTaxLinesLineItems [Line Items]
Beginning balance	59,266,143	58,124,254
Increase (decrease) in profit or loss	5,105,076	108,826
Increase (decrease) in equity	(995,370)	(19,348)
Increase (decrease) for business combination	89,001	1,216,548
Balance conversion adjustments (profit or loss)	501,219	(164,137)
Ending balance	$ 63,966,069	$ 59,266,143